Shareholder Loans and liabilities to banks (Tables)	12 Months Ended
Jun. 30, 2021
Convertible Preferred Equity Certificates
Disclosure of detailed information about borrowings [line items]
Schedule of shareholder loans

Instrument	Origination Date	Original Principal	Fixed Interest Rate	Maturity Date
CPEC I	December 18, 2014	USD 45.0 million	5.825%	December 18, 2044
CPEC II	December 19, 2014	USD 39.5 million	5.825%	December 19, 2043

Shareholder Loans
Disclosure of detailed information about borrowings [line items]
Schedule of shareholder loans

	As of June 30,
(in € thousands)	2020	2021
Shareholder Loans
Fixed Interest Shareholder Loan(1)	57,380	—
Fixed Interest Shareholder Loan(1)	133,814	—
Total	191,194	—